Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of Assumptions Used	The rates are presented in the table below:

	December 31,
	2020	2019
Discount rate	2.75%	3.50%
Weighted-average rate of compensation increase	3.00%	3.25%
Asset return assumption	6.50%	6.75%

Schedule of Defined Benefit Plans Disclosures
The following table sets forth the retirement plan, SERP, and PBOP funded statuses and amounts recognized on the Consolidated Balance Sheets and Consolidated Statements of Income.

	Year Ended December 31,
	2020			2019
(Thousands of dollars)	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
Change in benefit obligations:
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$1,329,577	$47,397	$76,111	$1,116,014	$40,603	$69,956
Service cost	34,299	389	1,581	25,864	266	1,276
Interest cost	45,555	1,604	2,582	49,006	1,760	3,046
Plan amendments	—	—	—	—	—	1,878
Actuarial loss (gain)	145,440	7,240	6,547	192,416	7,974	3,156
Benefits paid	(55,632)	(2,999)	(4,616)	(53,723)	(3,206)	(3,201)
Benefit obligation at end of year (PBO/PBO/APBO)	1,499,239	53,631	82,205	1,329,577	47,397	76,111
Change in plan assets:
Market value of plan assets at beginning of year	974,993	—	52,838	790,614	—	47,341
Actual return on plan assets	165,072	—	5,320	186,102	—	9,757
Employer contributions	102,000	2,999	—	52,000	3,206	—
Benefits paid	(55,632)	(2,999)	(5,872)	(53,723)	(3,206)	(4,260)
Market value of plan assets at end of year	1,186,433	—	52,286	974,993	—	52,838
Funded status at year end	$(312,806)	$(53,631)	$(29,919)	$(354,584)	$(47,397)	$(23,273)
Weighted-average assumptions (benefit obligation):
Discount rate	2.75%	2.75%	2.75%	3.50%	3.50%	3.50%
Weighted-average rate of compensation increase	3.00%	3.00%	N/A	3.25%	3.25%	N/A

Schedule of Accumulated Benefit Obligation	The accumulated benefit obligation for the retirement plan and the SERP is presented below:

	December 31,
(Thousands of dollars)	2020	2019
Retirement plan	$1,367,179	$1,219,989
SERP	50,471	46,067

Schedule of Expected Benefit Payments
Benefits expected to be paid for pension, SERP, and PBOP over the next 10 years are as follows:

(Millions of dollars)	2021	2022	2023	2024	2025	2026-2030
Pension	$58.0	$60.0	$61.0	$62.0	$63.0	$339.0
SERP	3.2	3.2	3.2	3.2	3.1	15.1
PBOP	4.9	5.0	4.9	4.9	4.9	24.0

Schedule of Net Benefit Cost
Components of net periodic benefit cost:

	Qualified Retirement Plan			SERP			PBOP
(Thousands of dollars)	2020	2019	2018	2020	2019	2018	2020	2019	2018
Service cost	$34,299	$25,864	$28,555	$389	$266	$245	$1,581	$1,276	$1,473
Interest cost	45,555	49,006	44,174	1,604	1,760	1,658	2,582	3,046	2,748
Expected return on plan assets	(65,296)	(60,244)	(58,755)	—	—	—	(3,408)	(3,156)	(3,718)
Amortization of prior service cost	—	—	—	—	—	—	1,155	1,271	1,335
Amortization of net actuarial loss	36,025	22,356	32,115	1,805	1,020	1,502	—	—	—
Net periodic benefit cost	$50,583	$36,982	$46,089	$3,798	$3,046	$3,405	$1,910	$2,437	$1,838
Weighted-average assumptions (net benefit cost)
Discount rate	3.50%	4.50%	3.75%	3.50%	4.50%	3.75%	3.50%	4.50%	3.75%
Expected return on plan assets	6.75%	7.00%	7.00%	N/A	N/A	N/A	6.75%	7.00%	7.00%
Weighted-average rate of compensation increase	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	N/A	N/A	N/A

Schedule of Amounts Recognized in Other Comprehensive Income
The following table represents amounts (before income tax impacts) included in AOCI (in the tables above), that have not yet been recognized in net periodic benefit cost:

	Year Ended December 31,
(Thousands of dollars)	2020	2019
Net actuarial loss	$(502,783)	$(483,074)
Prior service cost	(2,487)	(3,641)
Less: amount recognized in regulatory assets	427,550	420,114
Recognized in AOCI	$(77,720)	$(66,601)
Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	Year Ended December 31,
	2020				2019				2018
(Thousands of dollars)	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
Net actuarial loss (gain) (a)	$57,539	$45,665	$7,240	$4,634	$71,087	$66,557	$7,975	$(3,445)	$20,426	$23,607	$(3,940)	$759
Amortization of prior service cost (b)	(1,155)	—	—	(1,155)	(1,271)	—	—	(1,271)	(1,335)	—	—	(1,335)
Amortization of net actuarial loss (b)	(37,830)	(36,025)	(1,805)	—	(23,376)	(22,356)	(1,020)	—	(33,617)	(32,115)	(1,502)	—
Prior service cost	—	—	—	—	1,878	—	—	1,878	—	—	—	—
Regulatory adjustment	(7,435)	(3,956)	—	(3,479)	(36,944)	(39,782)	—	2,838	8,233	7,657	—	576
Recognized in other comprehensive (income) loss	11,119	5,684	5,435	—	11,374	4,419	6,955	—	(6,293)	(851)	(5,442)	—
Net periodic benefit costs recognized in net income	56,291	50,583	3,798	1,910	42,465	36,982	3,046	2,437	51,332	46,089	3,405	1,838
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$67,410	$56,267	$9,233	$1,910	$53,839	$41,401	$10,001	$2,437	$45,039	$45,238	$(2,037)	$1,838

Schedule of Fair Value of Plan Assets
The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2020 and 2019. The SERP has no assets.

	December 31,
	2020			2019
(Thousands of dollars)	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value:
Level 1 – Quoted prices in active markets for identical financial assets
Mutual funds	$—	$30,358	$30,358	$—	$29,188	$29,188
Total Level 1 Assets (1)	—	30,358	30,358	—	29,188	29,188
Level 2 – Significant other observable inputs
Private commingled equity funds (2)
Global	324,084	5,878	329,962	266,908	6,338	273,246
International	141,290	2,563	143,853	117,086	2,780	119,866
U.S. equity securities	223,374	4,051	227,425	184,642	4,386	189,028
Emerging markets	76,679	1,391	78,070	62,943	1,494	64,437
Private commingled fixed income funds (3)	412,230	7,476	419,706	335,138	7,959	343,097
Pooled funds and mutual funds	5,990	565	6,555	5,359	689	6,048
Government fixed income and mortgage backed securities	201	4	205	181	4	185
Total Level 2 assets (4)	1,183,848	21,928	1,205,776	972,257	23,650	995,907
Total Plan assets at fair value	1,183,848	52,286	1,236,134	972,257	52,838	1,025,095
Insurance company general account contracts (5)	2,585	—	2,585	2,736	—	2,736
Total Plan assets	$1,186,433	$52,286	$1,238,719	$974,993	$52,838	$1,027,831
(1)The Mutual funds category above is a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks, and fixed-income securities. Under normal circumstances the balanced fund will hold no more than 75%, and no less than 25%, of its total assets in equity securities. The fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income.
(2)The private commingled equity funds include common collective trusts that invest in a diversified portfolio of securities regularly traded on securities exchanges. These funds are shown in the above table at net asset value (“NAV”), which is the value of securities in the fund less the amount of any liabilities outstanding. Strategies employed by the funds include investment in:
▪Global equities, including domestic equities
▪International developed countries equities
▪Domestic equities
▪Emerging markets equities
Shares in the private commingled equity funds may be redeemed given one business day notice. While they are private equity funds and reported at NAV, due to the short redemption notice period, the lack of redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (Level 2) in the fair value hierarchy and are therefore not excluded from the body of the fair value table as a reconciling item.
The global fund provides diversified exposure to global equity markets. The fund seeks to provide long-term capital growth by investing primarily in securities listed on the major developed equity markets of the U.S., Europe, and Asia, as well as within those listed on emerging country equity markets on a tactical basis.
The international fund invests in international financial markets, primarily those of developed economies in Europe and the Pacific Basin. The fund invests primarily in equity securities issued by foreign corporations, but may invest in other securities perceived as offering attractive investment return opportunities.
The domestic equities securities funds include a large and medium capitalization fund and a small capitalization fund. The large and medium capitalization fund is designed to track the performance of the large and medium capitalization companies contained in the index, which represents approximately 90% of the market capitalization of the U.S. stock market. The small capitalization fund is designed to provide maximum long-term appreciation through investments that are well diversified by industry.
The emerging markets fund was developed to invest in emerging market equities worldwide. The purposes of the fund’s operations, “emerging market countries,” include every country in the world except the developed markets of the U.S., Canada, Japan, Australia, New Zealand, Hong Kong, and Singapore, and most countries located in Western Europe. Fund investments are made directly in each country or, where direct investment is inefficient or prohibited, through appropriate financial instruments or participation in commingled funds.
(3)The private commingled fixed income funds consist primarily of fixed income debt securities issued by the U.S. Treasury, government agencies, and fixed income debt securities issued by corporations. The fixed income fund investments may include the use of high yield, international fixed income securities and other instruments, including derivatives, to ensure prudent diversification over a broad spectrum of investments. The changes in the value of the fixed income funds are intended to offset the changes in the pension plan liabilities due to changes in the discount rate.
These funds are shown in the above table at NAV. Investments in the private commingled fixed equity funds may be redeemed given one business day notice. While they are private fixed income funds and reported at NAV, due to the short redemption notice period, the lack of redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (Level 2), and are also not excluded from the body of the fair value table as a reconciling item.
(4)With the exception of items (2) and (3), which are discussed above, the Level 2 assets consist mainly of pooled funds and mutual funds. These funds are collective short-term funds that invest in Treasury bills and money market funds and are used as a temporary cash repository.
(5)The insurance company general account contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.